SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 482,162	$ 825,369	$ 1,299,508	$ 2,201,088
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	109,437	106,250	325,125	486,250
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	64,463	128,330	190,164	355,111
President and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	41,910	66,220	119,335	211,372
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 215,810	$ 300,800	$ 634,624	$ 1,052,733